Putnam VT International Value Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value
Aerospace and defense (1.1%)
BAE Systems PLC (United Kingdom)	88,314	$1,070,631

		1,070,631
Air freight and logistics (1.4%)
Deutsche Post AG (Germany)	28,918	1,350,767

		1,350,767
Automobile components (0.9%)
Magna International, Inc. (Canada)	16,723	895,729

		895,729
Automobiles (1.3%)
Yamaha Motor Co., Ltd. (Japan)	49,600	1,299,728

		1,299,728
Banks (18.8%)
AIB Group PLC (Ireland)	499,032	2,032,532
ANZ Group Holdings, Ltd. (Australia)	125,945	1,940,086
BNP Paribas SA (France)	30,612	1,830,896
CaixaBank SA (Spain)	172,885	673,065
DBS Group Holdings, Ltd. (Singapore)	43,204	1,073,715
DNB Bank ASA (Norway)	48,528	870,461
Hana Financial Group, Inc. (South Korea)	41,728	1,312,163
HSBC Holdings PLC (United Kingdom)	367,835	2,504,247
ING Groep NV (Netherlands)	253,351	3,014,136
Mizuho Financial Group, Inc. (Japan)	38,780	549,978
Sumitomo Mitsui Financial Group, Inc. (Japan)	61,800	2,478,025

		18,279,304
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	18,700	696,201
Coca-Cola Europacific Partners PLC (Spain)	24,780	1,466,728

		2,162,929
Broadline retail (0.9%)
Pan Pacific International Holdings Corp. (Japan)	43,500	841,793

		841,793
Building products (1.1%)
Compagnie de Saint-Gobain (France)	19,305	1,099,182

		1,099,182
Capital markets (2.5%)
Quilter PLC (United Kingdom)	390,374	406,910
UBS Group AG (Switzerland)	95,445	2,015,432

		2,422,342
Chemicals (0.5%)
LANXESS AG (Germany)	12,340	506,293

		506,293
Construction and engineering (3.1%)
Vinci SA (France)	25,915	2,973,734

		2,973,734
Construction materials (1.4%)
CRH PLC (Ireland)	26,977	1,363,368

		1,363,368
Consumer staples distribution and retail (2.4%)
Koninklijke Ahold Delhaize NV (Netherlands)	44,994	1,539,040
Seven & i Holdings Co., Ltd. (Japan)	17,000	766,868

		2,305,908
Diversified telecommunication services (4.5%)
Deutsche Telekom AG (Germany)	68,706	1,664,121
Nippon Telegraph & Telephone Corp. (Japan)	75,100	2,243,049
Telstra Group, Ltd. (Australia)	177,206	500,584

		4,407,754
Electric utilities (1.9%)
Fortum OYJ (Finland)	31,011	475,654
SSE PLC (United Kingdom)	63,722	1,419,379

		1,895,033
Electrical equipment (0.1%)
Siemens Energy AG (Germany)(NON)	5,626	123,493

		123,493
Financial services (2.1%)
Eurazeo SE (France)	14,225	1,013,440
ORIX Corp. (Japan)	63,000	1,039,034

		2,052,474
Food products (1.6%)
Ajinomoto Co., Inc. (Japan)	28,900	1,005,715
Kerry Group PLC Class A (Ireland)	5,565	554,604

		1,560,319
Health care equipment and supplies (1.3%)
Hoya Corp. (Japan)	11,400	1,260,648

		1,260,648
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	30,337	762,791

		762,791
Household durables (2.4%)
Cairn Homes PLC (Ireland)	422,841	468,574
Panasonic Holdings Corp. (Japan)	74,900	670,379
Sony Group Corp. (Japan)	13,000	1,181,885

		2,320,838
Industrial conglomerates (2.6%)
Siemens AG (Germany)	15,898	2,573,389

		2,573,389
Insurance (8.5%)
AIA Group, Ltd. (Hong Kong)	210,000	2,206,550
AXA SA (France)	67,596	2,066,871
Prudential PLC (United Kingdom)	97,219	1,329,595
QBE Insurance Group, Ltd. (Australia)	204,233	1,994,597
Sompo Holdings, Inc. (Japan)	18,300	726,288

		8,323,901
Machinery (1.6%)
MinebeaMitsumi, Inc. (Japan)	65,300	1,246,670
NSK, Ltd. (Japan)	51,100	292,332

		1,539,002
Metals and mining (3.1%)
Anglo American PLC (London Exchange) (United Kingdom)	48,572	1,607,612
Rio Tinto PLC (United Kingdom)	20,164	1,366,617

		2,974,229
Multi-utilities (2.1%)
Veolia Environnement SA (France)	65,582	2,026,422

		2,026,422
Oil, gas, and consumable fuels (8.4%)
BP PLC (United Kingdom)	346,499	2,193,665
Shell PLC (London Exchange) (United Kingdom)	92,901	2,660,284
Suncor Energy, Inc. (Canada)	62,119	1,928,608
TotalEnergies SE (France)	23,415	1,381,550

		8,164,107
Passenger airlines (1.4%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	315,638	1,402,208

		1,402,208
Personal care products (1.1%)
Unilever PLC (United Kingdom)	20,650	1,067,991

		1,067,991
Pharmaceuticals (5.8%)
AstraZeneca PLC (United Kingdom)	15,757	2,187,073
Sanofi (France)	31,697	3,451,871

		5,638,944
Real estate management and development (0.7%)
Mitsui Fudosan Co., Ltd. (Japan)	36,900	693,446

		693,446
Semiconductors and semiconductor equipment (1.4%)
Renesas Electronics Corp. (Japan)(NON)	96,000	1,393,793

		1,393,793
Specialty retail (1.4%)
JD Sports Fashion PLC (United Kingdom)	611,397	1,346,125

		1,346,125
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	41,058	944,217

		944,217
Trading companies and distributors (5.0%)
Ferguson PLC (United Kingdom)	6,631	875,061
ITOCHU Corp. (Japan)	35,400	1,152,730
Mitsubishi Corp. (Japan)	78,600	2,825,840

		4,853,631
Wireless telecommunication services (1.8%)
KDDI Corp. (Japan)	20,200	623,807
Vodafone Group PLC (United Kingdom)	1,035,110	1,144,094

		1,767,901

Total common stocks (cost $82,550,544)		$95,664,364

SHORT-TERM INVESTMENTS (1.6%)(a)
		Shares	Value
Putnam Short Term Investment Fund Class P 4.88%(AFF)		1,441,947	$1,441,947
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	110,000	110,000

Total short-term investments (cost $1,551,947)			$1,551,947
TOTAL INVESTMENTS

Total investments (cost $84,102,491)			$97,216,311

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $24,930,366) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/19/23	$217,631	$221,846	$(4,215)
		Canadian Dollar	Sell	4/19/23	310,244	309,886	(358)
		Danish Krone	Buy	6/21/23	156,833	153,959	2,874
		New Taiwan Dollar	Buy	5/17/23	439,929	435,882	4,047
		New Taiwan Dollar	Sell	5/17/23	439,929	451,371	11,442
		Singapore Dollar	Buy	5/17/23	125,131	124,441	690
		Swedish Krona	Buy	6/21/23	437,801	432,802	4,999
		Swiss Franc	Buy	6/21/23	275,757	268,579	7,178
	Barclays Bank PLC
		Euro	Buy	6/21/23	168,618	165,187	3,431
		Hong Kong Dollar	Buy	5/17/23	36,551	36,673	(122)
		Israeli Shekel	Buy	4/19/23	116,416	118,567	(2,151)
		Japanese Yen	Sell	5/17/23	815,579	826,412	10,833
		New Taiwan Dollar	Buy	5/17/23	439,929	435,882	4,047
		New Taiwan Dollar	Sell	5/17/23	439,929	451,218	11,289
		Singapore Dollar	Buy	5/17/23	123,927	125,524	(1,597)
	Citibank, N.A.
		British Pound	Sell	6/21/23	714,111	692,188	(21,923)
		Canadian Dollar	Sell	4/19/23	873,376	872,437	(939)
		Danish Krone	Buy	6/21/23	531,898	522,105	9,793
		Swiss Franc	Buy	6/21/23	782,084	761,491	20,593
	Goldman Sachs International
		Australian Dollar	Buy	4/19/23	199,974	204,014	(4,040)
		Japanese Yen	Sell	5/17/23	14,849	15,245	396
		South Korean Won	Buy	5/17/23	92,797	98,444	(5,647)
	HSBC Bank USA, National Association
		British Pound	Sell	6/21/23	1,071,908	1,051,790	(20,118)
		Euro	Buy	6/21/23	362,725	355,248	7,477
		Hong Kong Dollar	Buy	5/17/23	169,222	169,501	(279)
		Norwegian Krone	Buy	6/21/23	177,272	177,777	(505)
		Swedish Krona	Buy	6/21/23	246,132	243,367	2,765
		Swiss Franc	Buy	6/21/23	63,043	61,412	1,631
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/21/23	628,863	609,600	(19,263)
		Japanese Yen	Sell	5/17/23	74,260	76,226	1,966
		New Zealand Dollar	Buy	4/19/23	160,021	160,184	(163)
		Singapore Dollar	Buy	5/17/23	181,714	184,060	(2,346)
		South Korean Won	Sell	5/17/23	1,470,726	1,572,707	101,981
		Swiss Franc	Buy	6/21/23	139,752	136,110	3,642
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/19/23	184,792	205,884	(21,092)
		Canadian Dollar	Sell	4/19/23	180,433	188,583	8,150
		Czech Koruna	Buy	6/21/23	145,792	140,796	4,996
		Euro	Sell	6/21/23	474,701	487,531	12,830
		Japanese Yen	Buy	5/17/23	232,926	230,607	2,319
		Swedish Krona	Buy	6/21/23	1,046,916	1,034,276	12,640
		Swiss Franc	Buy	6/21/23	562,646	547,897	14,749
	NatWest Markets PLC
		Australian Dollar	Buy	4/19/23	228,933	229,386	(453)
		Australian Dollar	Sell	4/19/23	228,933	233,806	4,873
		British Pound	Sell	6/21/23	239,684	232,352	(7,332)
		Swedish Krona	Buy	6/21/23	489,324	483,460	5,864
		Swiss Franc	Buy	6/21/23	1,954,990	1,903,832	51,158
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/19/23	425,564	438,217	(12,653)
		British Pound	Sell	6/21/23	1,329,136	1,283,561	(45,575)
		Israeli Shekel	Buy	4/19/23	455,706	463,869	(8,163)
		Japanese Yen	Sell	5/17/23	494,022	498,018	3,996
		Norwegian Krone	Buy	6/21/23	9,748	9,771	(23)
		Swedish Krona	Buy	6/21/23	318,067	314,352	3,715
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/19/23	524,146	534,679	(10,533)
		British Pound	Sell	6/21/23	403,386	391,022	(12,364)
		Canadian Dollar	Sell	4/19/23	266,283	266,013	(270)
		Swedish Krona	Buy	6/21/23	335,074	331,090	3,984
		Swiss Franc	Buy	6/21/23	347,177	338,032	9,145
	UBS AG
		Canadian Dollar	Sell	4/19/23	609,609	608,917	(692)
		Euro	Buy	6/21/23	334,404	327,541	6,863
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/19/23	295,220	294,880	(340)
		Euro	Buy	6/21/23	398,017	389,859	8,158

	Unrealized appreciation						364,514

	Unrealized (depreciation)						(203,156)

	Total						$161,358
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $97,435,715.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$1,381,053	$11,518,611	$11,457,717	$33,732	$1,441,947

	Total Short-term investments	$1,381,053	$11,518,611	$11,457,717	$33,732	$1,441,947
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	23.7%
	United Kingdom	23.6
	France	16.3
	Germany	6.4
	Australia	5.8
	Netherlands	4.7
	Ireland	4.6
	Canada	2.9
	Hong Kong	2.3
	Spain	2.2
	Switzerland	2.1
	United States	1.5
	South Korea	1.4
	Singapore	1.1
	Norway	0.9
	Finland	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $87,061 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$6,175,655	$—
Consumer discretionary	895,729	6,571,275	—
Consumer staples	1,466,728	6,574,636	—
Energy	1,928,608	6,235,499	—
Financials	—	31,078,021	—
Health care	—	6,899,592	—
Industrials	—	16,986,037	—
Information technology	—	1,393,793	—
Materials	—	4,843,890	—
Real estate	—	693,446	—
Utilities	—	3,921,455	—

Total common stocks	4,291,065	91,373,299	—
Short-term investments	110,000	1,441,947	—

Totals by level	$4,401,065	$92,815,246	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$161,358	$—

Totals by level	$—	$161,358	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$30,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com